Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 44,081	$ 61,391
Increases	27,745	11,421	$ 39,779
Ending balance	53,260	44,081	61,391
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	622	773
Ending balance	2,272	622	773
Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,965	16,604
Ending balance	13,395	14,965	16,604
Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,297	29,225
Ending balance	11,986	15,297	29,225
Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,506	4,646
Ending balance	6,538	5,506	4,646
Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,691	10,143
Ending balance	19,069	7,691	10,143
Initial application of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			23,059
Initial application of IFRS 16 [Member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			450
Initial application of IFRS 16 [Member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			6,732
Initial application of IFRS 16 [Member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			8,612
Initial application of IFRS 16 [Member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			3,356
Initial application of IFRS 16 [Member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			3,909
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	27,745	11,421	39,779
Translation differences	17,710	28,095	15,318
Adjustment for inflation	632	328	275
Decreases, reclassifications and other movements	(16,810)	(35,057)	(2,548)
Right of use assets	109,947	80,670	75,883
Cost [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	1,734	11	266
Translation differences	295	396	310
Adjustment for inflation	18	7
Decreases, reclassifications and other movements		(90)
Right of use assets	3,397	1,350	1,026
Cost [member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	3,843	4,116	13,129
Translation differences	6,101	9,187	4,587
Decreases, reclassifications and other movements	(1,213)	(9,212)	(1,162)
Right of use assets	36,108	27,377	23,286
Cost [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	2,702	4,781	19,429
Translation differences	5,509	11,275	6,189
Decreases, reclassifications and other movements	(4,441)	(23,984)	(1,264)
Right of use assets	28,808	25,038	32,966
Cost [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	1,098	97	163
Translation differences	1,391	1,863	1,687
Adjustment for inflation	614	321	275
Decreases, reclassifications and other movements	(531)		(58)
Right of use assets	10,276	7,704	5,423
Cost [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	18,368	2,416	6,792
Translation differences	4,414	5,374	2,545
Decreases, reclassifications and other movements	(10,625)	(1,771)	(64)
Right of use assets	31,358	19,201	13,182
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	23,366	21,662	12,530
Translation differences	9,010	9,232	2,769
Adjustment for inflation	273	73
Decreases, reclassifications and other movements	(12,551)	(8,870)	(807)
Right of use assets	56,687	36,589	14,492
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	208	325	208
Translation differences	172	155	45
Adjustment for inflation	17	5
Decreases, reclassifications and other movements		(10)
Right of use assets	1,125	728	253
Accumulated depreciation [member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	7,720	7,315	6,051
Translation differences	3,288	3,675	1,138
Decreases, reclassifications and other movements	(707)	(5,260)	(507)
Right of use assets	22,713	12,412	6,682
Accumulated depreciation [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	6,400	6,336	3,174
Translation differences	2,611	2,497	850
Decreases, reclassifications and other movements	(1,930)	(2,833)	(283)
Right of use assets	16,822	9,741	3,741
Accumulated depreciation [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	1,089	973	667
Translation differences	425	380	117
Adjustment for inflation	256	68
Decreases, reclassifications and other movements	(230)		(7)
Right of use assets	3,738	2,198	777
Accumulated depreciation [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	7,949	6,713	2,430
Translation differences	2,514	2,525	619
Decreases, reclassifications and other movements	(9,684)	(767)	(10)
Right of use assets	$ 12,289	$ 11,510	$ 3,039